Leases	12 Months Ended
Jul. 31, 2026
Leases [Abstract]
LEASES

11. LEASES

The Group has entered into operating leases mainly for office space with terms of three years for its daily operations, expiring on November 19, 2026.

The Group’s right-of-use asset and lease liability recognized in the consolidated balance sheets consisted of the following:

	As of July 31,
	2025	2026
Right-of-use asset	$200,204	$191,469
Amortization of right-of-use asset	(112,446)	(168,515)
Right-of-use asset, net	87,758	22,954

Lease liability, current	60,984	19,450
Lease liability, non-current	20,555	-
Total lease liability	$81,539	$19,450

Lease expenses for lease payments are recognized on a straight-line basis over the lease terms. Leases with initial term of twelve months or less are not recorded on the consolidated balance sheets. A summary of lease cost was as follows:

	For the years ended July 31,
	2025	2026
Operating lease expenses excluding short-term lease expenses	$67,417	$64,345
Total operating lease expenses	$67,417	$64,345

Remaining lease terms and discount rate were as follows:

	As of July 31,
	2025	2026
Weighted-average remaining lease terms (in years)	1.30	0.30
Weighted-average discount rate	1.67%	1.67%

As of July 31, 2025 and 2026, the schedule of future minimum payments of Group’s leases are as follows:

For the fiscal year ending	As of July 31, 2025	As of July 31, 2026
2026	$61,880	$-
2027	20,627	19,517
Total lease payments	82,507	19,517
Less: imputed interest	(968)	(67)
Total	$81,539	$19,450